Leases - Schedule of Lease Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Transactions [Abstract]
Finance expenses for lease liabilities		$ 34	$ 12
Expenses short-term leases	[1]	48	116
Cash flow used in lease transactions		$ 116	$ 81

[1]	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.